Commitments and Contingencies and Off Balance Sheet Arrangements - Legal Contingencies (Detail) $ / shares in Units, $ in Thousands												1 Months Ended		4 Months Ended	12 Months Ended
	Dec. 15, 2017 USD ($)	Jul. 18, 2017 USD ($) License	Dec. 09, 2016 USD ($)	Aug. 25, 2016 USD ($)	Jun. 07, 2016 Employee	Apr. 06, 2016 USD ($)	Jan. 21, 2016 USD ($)	Jan. 11, 2016 USD ($) $ / shares	Nov. 30, 2015 USD ($) Program	Sep. 01, 2015 USD ($)	Aug. 31, 2015 USD ($)	Jan. 31, 2016 USD ($)	May 31, 2015 USD ($)	Jun. 22, 2016 USD ($)	Feb. 25, 2017 USD ($) Claims	Feb. 28, 2015 USD ($) Subpoena $ / shares	Jan. 04, 2018 USD ($)	Jan. 02, 2018 USD ($)	Apr. 30, 2016 USD ($)	Feb. 27, 2016 USD ($)	Oct. 20, 2015 USD ($)	Sep. 12, 2015 USD ($)	Jul. 20, 2015 USD ($)
Financial standby letter of credit
Loss Contingencies [Line Items]
Estimate of possible loss																					$ 15,000
Haggen
Loss Contingencies [Line Items]
Early Contract Termination Fees																							$ 41,100
Allowance of Purchase Inventory																						$ 41,100
Settlement agreement date															January 21, 2016
Settlement Agreement															The settlement agreement provides for the dismissal with prejudice of the Haggen Litigations in exchange for (a) a cash payment by the Company of $5.75 million to a creditor trust to be formed by the Creditors' Committee, (b) an agreement that the Company will have an allowed unsecured claim against Haggen in its bankruptcy case of $8.25 million, which the Company will transfer to the creditor trust, and (c) an exchange of releases of any and all claims among the settling parties.
Total Loss contingent Liability															$ 32,200	$ 30,600			$ 1,600	$ 5,750
Haggen | Minimum
Loss Contingencies [Line Items]
Alleged damages										$ 1,000,000
DEA
Loss Contingencies [Line Items]
Number of subpoenas received | Subpoena																2
Number of former employee with potential diversion of controlled | Employee					1
Stockholders hold 14 million shares [Member]
Loss Contingencies [Line Items]
Settlement payment																$ 134,000
Number of actions have been filed | Claims															5
Cash paid for settlement													$ 621,000	$ 387,000		100,000
Purchase consideration													$ 487,000			$ 487,000
Purchase consideration per share | $ / shares																$ 34.92
Stockholders hold 3.7 million shares [Member]
Loss Contingencies [Line Items]
Settlement payment								$ 37,000							$ 3,000	$ 34,000
Cash paid for settlement								168,000				$ 37,000				$ 131,000
Purchase consideration								$ 131,000
Purchase consideration per share | $ / shares								$ 34.92
Creditors Committee [Member] | Haggen
Loss Contingencies [Line Items]
Loss Contingency Claims Settled Amount							$ 5,750
Creditors Trust [Member] | Haggen
Loss Contingencies [Line Items]
Loss Contingency Claims Settled Amount							$ 8,250
Settled litigation | MasterCard litigation
Loss Contingencies [Line Items]
Settlement payment			$ 6,000
Settled litigation | DEA | Controlled substance diversion
Loss Contingencies [Line Items]
License suspension period		4 months
Corrective Action Plan period		3 years
Judicial ruling | Rodman V. Safeway Inc. | Safeway Inc
Loss Contingencies [Line Items]
Amount damages awarded to plaintiff				$ 1,000					$ 41,900		$ 31,000
Corrected amount damages awarded to plaintiff											$ 23,200
Amount awarded to plaintiff in damages									31,000
Amount awarded to plaintiff in prejudgment interest									$ 10,900
Alleged damages						$ 2,000
Pending litigation | Qui Tam Lawsuits | Safeway Inc
Loss Contingencies [Line Items]
Number of government healthcare programs the Company is alleged to submitted fraudulent pricing information to | program | Program									4,000,000
Subsequent event | Financial standby letter of credit
Loss Contingencies [Line Items]
Estimate of possible loss																	$ 1,000
Subsequent event | MasterCard litigation | Additional assessments and card reissuance costs
Loss Contingencies [Line Items]
Estimate of possible loss																		$ 1,000
Subsequent event | Judicial ruling | Rodman V. Safeway Inc. | Safeway Inc
Loss Contingencies [Line Items]
Settlement payment	$ 42,300
Belmont, CA | Settled litigation | DEA | Controlled substance diversion
Loss Contingencies [Line Items]
Settlement payment		$ 3,000
Number of controlled substances license surrendered | License		1
Bend, WA | Settled litigation | DEA | Controlled substance diversion
Loss Contingencies [Line Items]
Number of controlled substances license suspended | License		1